Taxes (Details) - Schedule of statutory rate to the company's effective tax rate	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of statutory rate to the company's effective tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions	19.10%	36.80%	(70.70%)
Effect of tax rate changes on deferred taxes	(0.50%)	4.50%	3.60%
Effect of PRC preferential tax rate and tax holidays	(5.30%)	(7.80%)	7.00%
Research and development credits	(28.90%)	(52.40%)	53.40%
Withholding tax	11.70%
Intercompany transfers	7.50%
Tax receivable			5.80%
Deferred tax	(0.30%)	(0.10%)	(12.80%)
Change in valuation allowances	(16.70%)	12.10%	(17.00%)
Others	3.50%	4.40%	(0.30%)
Effective tax rate	15.10%	22.50%	(6.00%)